Borrowings (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Percentage of repurchase agreements collateralized by Government securities	100.00%
Carrying value of pledged assets	$ 36,638	$ 45,101
Maximum borrowing capacity with the Federal Home Loan Bank of Pittsburgh ("FHLB")	165,283
Amount outstanding with Federal Home Loan Bank ("FHLB")	52,700
Long-term debt	25,000	$ 22,500
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Carrying value of pledged assets	$ 7,880